[The American Funds Group/r/]

Capital Income Builder

[illustration of a mountain side]

Semi-Annual Report 2001
For the six months ended April 30

CAPITAL INCOME BUILDER/R/ IS ONE OF THE 29 AMERICAN FUNDS, THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

CAPITAL INCOME BUILDER SEEKS TO PROVIDE A GROWING DIVIDEND - WITH HIGHER INCOME DISTRIBUTIONS EVERY QUARTER TO THE EXTENT POSSIBLE - TOGETHER WITH A CURRENT YIELD EXCEEDING THAT OF U.S. STOCKS GENERALLY.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Results for other share classes can be found on page 29. Here are the average annual compound returns on a $1,000 investment with all dividends reinvested for periods ended March 31, 2001 (the most recent calendar quarter):

                                         1 Year     5 Years    10 Years
Class A Shares                           +5.94%     +10.29%     +11.32%
 reflecting 5.75% maximum sales charge

The fund's 30-day yield for Class A shares as of May 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 3.66%.

Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.


FELLOW SHAREHOLDERS:

In an investment climate marked by stock market gloom and economic uncertainty, Capital Income Builder's emphasis on dividends provided shareholders with a harbor of calm.

True to form, the fund weathered the storm capably, gaining 7.6% for the six months ended April 30. That increase stood in sharp contrast to the 12.0% decline in Standard & Poor's 500 Composite Index, and handily outmatched the 1.6% average return of the 92 income funds tracked by Lipper Inc. Returns include reinvestment of distributions.

Extending the time frame, Capital Income Builder has held up very well since broader markets peaked last spring. For the 12 months ended April 30, the fund
rose 17.0%, compared with returns of     -12.9% for the S&P 500 Index and 5.5%
for the Lipper income fund average.


Steady Dividend Growth Bolsters Returns

Consistent with its central objective, Capital Income Builder continued to provide shareholders with a steadily growing income stream. The quarterly dividend for June 2001 was again stepped up a half-cent a share, to 52 cents. For those of you who reinvested the December capital gain distribution of 94 cents a share, the income from this latest dividend is 6.2% higher than it was a year ago; it is also 126.8% higher than the fund's first full-quarter payment, made in December 1987, and represents an average annual compound growth rate of 6.3%.

As the chart at left shows, Capital Income Builder also met its goal of above-average income.

[Begin Sidebar]
Above-Average Income
12-month dividend rates as of April 30

Capital Income Builder        4.5%
S&P 500                       1.3%
Lipper Income Fund Average    4.2%

Source: Lipper Inc.
[End Sidebar]


Resilience Amid the Turbulence

A cooling U.S. economy plagued global stock markets during the six months. As industrial production fell and job growth slackened in the U.S., companies notched down earnings forecasts and began to prepare for difficult times ahead. A pullback in capital spending especially hurt technology-related stocks, leading to a brief rally in a number of defensive sectors, but investors grew increasingly discouraged through the fall and early winter. Two interest-rate cuts early in the new year by the Federal Reserve had little lasting effect, and in February a frenzied selloff took most stock prices sharply lower. Additional rate cuts in March and April helped restore some confidence, however, and markets ended the period on a more uplifting note. (A fifth rate cut in May brought short-term rates to 4.0%, their lowest levels since 1994.)

As the chart at right shows, while stocks dropped dramatically over the past year or so, Capital Income Builder proved remarkably resilient, as it has in every major stock downturn over its lifetime.


[Begin Sidebar]
CIB's Quarterly Dividends Compared With Inflation
Dividends as declared and as adjusted for reinvested capital gains

(cents per share)

                                          Additional income earned          Inflation=
                                          on initial shares if the          Consumer Price
                                          capital gain distributions        Index (through
Fiscal Quarters          Dividend         were reinvested                   March 2001)

4 Aug-Oct 1987*          22               -                                 -

1 Nov-Jan 1988           28               -                                 100

2 Feb-Apr 1988           28.5             -                                 101

3 May-Jul 1988           29               -                                 102.3

4 Aug-Oct 1988           29.5             -                                 103.8

1 Nov-Jan 1989           30               -                                 104.4

2 Feb-Apr 1989           30.5             -                                 106.0

3 May-Jul 1989           31               -                                 107.5

4 Aug-Oct 1989           31.5             -                                 108.3

1 Nov-Jan 1990           32.5             -                                 109.3

2 Feb-Apr 1990           33               -                                 111.5

3 May-Jul 1990           33.5             -                                 112.6

4 Aug-Oct 1990           34               -                                 115.0

1 Nov-Jan 1991           34.5             -                                 115.9

2 Feb-Apr 1991           35               -                                 117.0

3 May-Jul 1991           35.5             -                                 117.9

4 Aug-Oct 1991           36               -                                 118.9

1 Nov-Jan 1992           36.5             -                                 119.5

2 Feb-Apr 1992           37               .3                                120.7

3 May-Jul 1992           37.5             .3                                121.5

4 Aug-Oct 1992           38               .3                                122.4

1 Nov-Jan 1993           38.5             .3                                123.0

2 Feb-Apr 1993           39               .5                                124.4

3 May-Jul 1993           39.5             .5                                125.1

4 Aug-Oct 1993           40               .5                                125.7

1 Nov-Jan 1994           40.5             .5                                126.3

2 Feb-Apr 1994           41               .6                                127.6

3 May-Jul 1994           41.5             .6                                128.2

4 Aug-Oct 1994           42               .6                                129.5

1 Nov-Jan 1995           42.5             .6                                129.7

2 Feb-Apr 1995           43               .8                                131.2

3 May-Jul 1995           43.5             .8                                132.1

4 Aug-Oct 1995           44               .8                                132.8

1 Nov-Jan 1996           44.5             .8                                133.0

2 Feb-Apr 1996           45               1.4                               134.9

3 May-Jul 1996           45.5             1.5                               135.8

4 Aug-Oct 1996           46               1.5                               136.7

1 Nov-Jan 1997           46.5             1.5                               137.4

2 Feb-Apr 1997           46.5             1.6                               138.6

3 May-Jul 1997           47.0             2.4                               138.9

4 Aug-Oct 1997           47.5             2.4                               139.7

1 Nov-Jan 1998           48.0             1.6                               139.8

2 Feb-Apr 1998           48.0             4.2                               140.6

3 May-Jul 1998           48.5             4.2                               141.2

4 Aug-Oct 1998           49.0             4.3                               141.8

1 Nov-Jan 1999           49.5             4.3                               142.0

2 Feb-Apr 1999           48.0             7.3                               143.0

3 May-Jul 1999           48.5             7.4                               144.0

4 Aug-Oct 1999           49.0             7.5                               145.5

1 Nov-Jan 2000           49.5             7.6                               145.8

2 Feb-Apr 2000           49.5             9.7                               148.4

3 May-July 2000          50.0             9.8                               149.4

4 Aug-Oct 2000           50.5             9.9                               150.5

1 Nov-Jan 2001           51.0            10.0                               150.8

2 Feb-Apr 2001           51.5            11.4                               152.7

3 May-July 2001          52.0            11.5

Fiscal Quarters:
1 November-January
2 February-April
3 May-July
4 August-October

* Not a full quarter
[End sidebar]


Strength from Neglected Sectors

As technology-related stocks receded, a number of overlooked sectors came to the fore. These included banks, utilities, real estate and oil, areas that have been central to the fund for some time. A number of large portfolio holdings posted solid price gains during the six months, in addition to delivering attractive yields. Among them were Bank of America, Philip Morris, Chevron and Archstone Communities Trust. Power suppliers, which benefited from surging demand and rising electricity prices, also made strong contributions to results. Of note are PowerGen, Pinnacle West Capital and NiSource. The last, an Indiana-based holding company for natural gas and electricity businesses, is Capital Income Builder's biggest holding.

[Begin Sidebar]
Weathering the Storm
Capital Income Builder during market highs-to-lows (results are with dividends and capital gain distributions reinvested)

3/24/00-4/4/01        3/10/00-4/4/01
S&P 500    CIB        NASDAQ     CIB
-26.7%   +12.3%       -67.5%    +16.8%
[End Sidebar]

Bonds also appreciated, particularly earlier in the period, in anticipation of interest rate cuts by the Federal Reserve. The fund's bond exposure, accounting for 15% of net assets, represents a combination of corporate issues, mortgage- and asset-backed securities, and U.S. Treasuries. About 18% of net assets are held in cash and equivalents.


A Return to Reality?

The collapse of Internet stocks last spring washed away much of the speculative froth that, throughout the late 1990s, had dislocated stock prices from their underlying fundamentals. As many chastened investors are discovering, adjustment periods are often painful and drawn out. Indeed, the current uncertainty is more akin to historic trends than was the euphoria of recent years.

Fortunately, this is an environment with which we have a good deal of experience - and to which Capital Income Builder is particularly well suited. The fund's focus has always been on solid companies that are likely to reward investors with the tangible fruits of their labors: dividends. That approach has helped Capital Income Builder achieve a total return of 372.5% since beginning operations in July of 1987. In a time of uncertainty, we believe our growth-of-income approach should continue to serve shareholders well.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.           /s/ James B. Lovelace
Paul G. Haaga, Jr.               James B. Lovelace
Chairman of the Board            President

June 15, 2001


Investment Portfolio, April 30, 2001

                                                                        Shares or       Market  Percent
EQUITY SECURITIES (common and preferred stocks                          Principal        Value   of Net
 and convertible debentures)                                               Amount   (Millions)   Assets


ENERGY
OIL & GAS  -  4.17%
BP Amoco PLC (ADR)                                                         800,000       43.264      .55
Chevron Corp.                                                            1,000,000       96.560     1.22
El Paso Corp. (formerly Coastal Corp.) 6.625%                              100,000        4.650      .06
 FELINE PRIDES convertible preferred 2004
Fortum Oyj                                                               4,600,000       19.559      .25
Kerr-McGee Corp.                                                           282,800       20.263      .25
Royal Dutch Petroleum Co. (New York registered)                          1,525,000       90.783
"Shell" Transport and Trading Co., PLC                                   1,100,000       55.099     1.84
 (New York registered)
                                                                                        330.178     4.17

MATERIALS
CHEMICALS  -  0.25%
Dow Chemical Co.                                                           600,000       20.070      .25
CONTAINERS & PACKAGING  -  0.09%
Chesapeake Corp.                                                           300,000        7.278      .09
METALS & MINING  -  0.62%
Anglogold Ltd.                                                             670,000       23.776      .30
Billiton PLC                                                             1,500,000        7.374      .09
Worthington Industries, Inc.                                             1,500,000       17.925      .23
PAPER & FOREST PRODUCTS  -  2.66%
Georgia-Pacific Corp., Georgia-Pacific Group                               480,000       17.976      .23
 7.50% PEPS convertible preferred 2004, units
Louisiana-Pacific Corp.                                                  2,000,000       24.500      .31
M-real Oyj, Class B                                                      2,968,975       22.222      .28
Norske Skogindustrier ASA, Class A  /1/                                  2,062,500       33.500      .42
PaperlinX Ltd.                                                           4,500,000        8.853      .11
Potlatch Corp.                                                           1,047,900       36.729      .47
Rayonier Inc.                                                              615,600       26.994      .34
Stora Enso Oyj, Class R                                                  1,000,000       11.250      .14
Westvaco Corp.                                                           1,085,000       28.622      .36
                                                                                        287.069     3.62

CAPITAL GOODS
ELECTRICAL EQUIPMENT  -  0.90%
Hubbell Inc., Class B                                                    2,575,000       71.121      .90
INDUSTRIAL CONGLOMERATES  -  0.16%
Hunting PLC                                                              4,260,000       12.297      .16
MACHINERY  -  0.47%
IHC Caland NV                                                              813,513       37.472      .47
                                                                                        120.890     1.53

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  0.64%
Michael Page International PLC  /1/                                     16,600,000       50.527      .64

TRANSPORTATION
AIRLINES  -  0.39%
Qantas Airways Ltd.                                                     22,578,396       30.957      .39
ROAD & RAIL  -  0.54%
Canadian National Railway Co. 5.25% convertible                             90,000        5.148      .06
 preferred 2029
CSX Corp.                                                                  600,000       21.042      .27
SMRT Corp. Ltd.                                                         34,163,000       16.413      .21
TRANSPORTATION INFRASTRUCTURE  -  0.66%
Aurea Concesiones de Infraestructuras SA                                 1,100,000       18.854      .24
 (formerly Autopistas del Mare Nostrum,
 SA Concesionaria del Estado)
BRISA-Auto-Estradas de Portugal, SA /2/                                  2,170,000       20.203      .25
Hutchison Delta Finance Ltd. 7.00% convertible                       $ 11,000,000        13.200      .17
 debentures 2002 /2/
                                                                                        125.817     1.59

AUTOMOBILES & COMPONENTS
AUTOMOBILES  -  0.58%
Ford Motor Co.                                                           1,550,000       45.694      .58

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.17%
Newell Rubbermaid Inc.                                                     500,000       13.480      .17

MEDIA
MEDIA  -  0.12%
West Australian Newspapers Holdings Ltd.                                 3,817,917        9.691      .12

FOOD & DRUG RETAILING
FOOD & DRUG RETAILING  -  0.36%
Safeway PLC                                                              2,075,000        9.548      .12
Somerfield PLC /1/                                                      14,015,000       19.076      .24
                                                                                         28.624      .36

FOOD, BEVERAGE & TOBACCO
BEVERAGES  -  0.63%
Foster's Brewing Group Ltd.                                             19,987,088       50.224      .63
FOOD PRODUCTS  -  1.39%
General Mills, Inc.                                                        900,000       35.469      .45
H.J. Heinz Co.                                                             400,000       15.660      .20
Kellogg Co.                                                                600,000       15.300      .19
Sara Lee Corp.                                                           2,200,000       43.802      .55
TOBACCO  -  4.97%
Altadis SA  /1/                                                          2,624,995       32.553      .41
Gallaher Group PLC                                                       8,800,000       56.903      .72
Imperial Tobacco Ltd.                                                    1,400,000       14.384      .18
Philip Morris Companies Inc.                                             3,290,000      164.862     2.08
R.J. Reynolds Tobacco Holdings, Inc.                                     1,450,000       84.927     1.07
UST Inc.                                                                 1,350,000       40.635      .51
                                                                                        554.719     6.99

BANKS
BANKS  -  14.86%
ABN AMRO Holding NV                                                        760,281       15.287      .19
Alliance & Leicester PLC                                                   989,700       11.300      .14
Allied Irish Banks, PLC                                                  1,400,000       15.377      .19
AmSouth Bancorporation                                                   2,000,000       34.300      .43
Australia and New Zealand Banking Group Ltd.                             2,907,486       20.762      .26
BancWest Corp.                                                             800,000       19.960      .25
Bank of America Corp.                                                    2,170,000      121.520     1.53
Bank of Nova Scotia                                                      4,241,600      105.032     1.33
BANK ONE CORP.                                                           2,211,000       83.509     1.05
Barclays PLC                                                             1,250,000       40.191      .51
Comerica Inc.                                                            1,500,000       77.145      .97
Commonwealth Bank of Australia                                           1,326,000       19.492      .25
First Union Corp.                                                        1,548,000       46.394      .59
Hang Seng Bank Ltd.                                                      5,590,000       65.944      .83
HSBC Holdings PLC                                                        3,082,384       39.129      .49
Huntington Bancshares Inc.                                               1,650,000       24.865      .31
JCG Holdings Ltd.                                                       29,432,000       16.417      .21
Lloyds TSB Group PLC                                                     2,250,000       23.359      .30
National Australia Bank Ltd.                                             1,409,246       21.621      .27
National City Corp.                                                      1,415,000       38.502      .49
Royal Bank of Canada                                                     3,650,000      102.022     1.29
United Bankshares, Inc.                                                  1,775,000       40.825      .52
Valley National Bancorp                                                    630,000       18.144      .23
Wachovia Corp.                                                           1,250,000       76.000      .96
Washington Mutual, Inc.                                                    500,000       24.965      .32
Wells Fargo & Co.                                                          568,000       26.679      .34
Westpac Banking Corp.                                                    7,293,755       48.627      .61
                                                                                      1,177.368    14.86

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  0.59%
J.P. Morgan Chase & Co. (formerly J.P.                                     594,000       28.500      .36
 Morgan & Co. Inc.)
OM Gruppen AB                                                              961,600       18.409      .23
                                                                                         46.909      .59

INSURANCE
INSURANCE  -  3.69%
American General Corp.                                                     396,500       17.291      .22
Irish Life & Permanent PLC                                               6,387,500       70.160      .89
Lincoln National Corp.                                                   1,270,000       58.623      .74
Royal & Sun Alliance Insurance Group PLC                                 5,759,390       40.739      .51
XL Capital Ltd., Class A                                                 1,492,800      105.690     1.33
                                                                                        292.503     3.69

REAL ESTATE
REAL ESTATE  -  6.97%
AMB Property Corp.                                                       1,625,000       40.463      .51
Apartment Investment and Management Co.,                                 1,600,000       71.328      .90
 Class A
Archstone Communities Trust                                              4,784,585      123.347     1.56
Cabot Industrial Trust                                                     535,000       10.416      .13
Equity Residential Properties Trust                                        545,000       28.607      .36
Health Care Property Investors, Inc.                                     1,545,000       55.774      .70
HKR International Ltd.                                                  29,038,000       11.636      .15
Hongkong Land Holdings Ltd.                                              9,800,000       19.698      .25
Host Marriott Financial Trust 6.75% QUIPS                                  400,000       17.075      .22
 convertible preferred 2026
Kerry Properties Ltd.                                                   39,981,351       49.216      .62
Kimco Realty Corp.                                                         631,500       27.786      .35
Lend Lease Corp. Ltd.                                                      420,000        2.999      .04
ProLogis Trust                                                             762,346       15.704      .20
Spieker Properties, Inc.                                                   250,000       13.800      .17
Washington Real Estate Investment Trust                                    510,300       11.165      .14
Weingarten Realty Investors                                              1,260,000       53.399      .67
                                                                                        552.413     6.97

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.32%
SBC Communications Inc.                                                  1,400,000       57.750      .73
Swisscom AG                                                                251,391       65.302      .82
Telecom Corp. of New Zealand Ltd.                                       12,240,000       32.970
Telecom Corp. of New Zealand Ltd. /2/                                    2,444,160        6.584      .50
TELUS Corp.                                                              1,010,489       21.685      .27
WIRELESS TELECOMMUNICATION SERVICES - 0.29%
AT&T Broadband 7.00% PIES convertible                                      707,000       23.260      .29
 preferred 2002
                                                                                        207.551     2.61

UTILITIES
ELECTRIC UTILITIES  -  8.77%
American Electric Power Co., Inc.                                          870,000       42.926      .54
Beijing Datang Power Generation Co. Ltd.,                               87,500,000       29.172      .37
 Class H
Consolidated Edison, Inc.                                                2,110,800       78.965     1.00
Dominion Resources, Inc.                                                   250,000       17.122      .22
Duke Energy Corp. 8.25% convertible preferred                            1,351,600       39.332      .50
 2004, units
GPU, Inc.                                                                  450,000       14.989      .19
Innogy Holdings PLC                                                      2,300,000        6.779      .09
International Power PLC                                                  4,800,000       20.629      .26
Northeast Utilities                                                        197,400        3.524      .04
Pinnacle West Capital Corp.                                              2,950,000      148.061     1.87
PowerGen PLC                                                            10,982,500      112.055     1.41
Scottish and Southern Energy PLC                                         5,100,000       43.727      .55
Scottish Power PLC                                                       5,800,000       36.882      .47
Southern Co.                                                             4,262,100       99.691     1.26
GAS UTILITIES  -  2.17%
Australian Gas Light Co.                                                 1,168,320        6.282      .08
NiSource Inc. (acquired Columbia Energy Group)                           5,528,516      164.584
NiSource Inc. 0% convertible preferred 2004 /1/                            330,799         .906     2.09
MULTI-UTILITIES  -  2.34%
Sierra Pacific Resources                                                   317,400        5.082      .06
United Utilities PLC                                                     3,930,000       33.780      .43
Williams Companies, Inc.                                                 3,469,250      146.298     1.85
WATER UTILITIES  -  0.72%
American Water Works Co., Inc.                                           1,850,000       57.350      .72
                                                                                      1,108.136    14.00

MISCELLANEOUS  -  4.04%
WD-40 Co.                                                                  751,750       13.547      .17
Holmen AB, Class B                                                       1,780,000       35.205      .44
Emerson (formerly Emerson Electric Co.)                                    450,000       29.993      .38
General Electric Co.                                                        25,000        1.213      .02
Vivendi Universal (formerly Vivendi SA & Seagram Co. Ltd.) (ADR)           542,520       36.897      .47
ConAgra Foods, Inc.                                                        350,000        7.284      .09
Bank of Ireland                                                          4,550,532       43.574      .55
ING Groep NV                                                               530,000       36.135      .46
American Financial Group, Inc.                                             938,900       24.965      .32
Arthur J. Gallagher & Co.                                                  392,700        9.904      .12
Amoy Properties Ltd.                                                    20,891,000       21.698      .27
Equity Office Properties Trust                                             480,000       13.704      .17
DFS Furniture Co. PLC                                                    1,391,430        8.455      .11
Nationwide Health Properties, Inc.                                         462,800        8.168      .10
GENERAL SEKIYU                                                             353,000        2.416      .03
Williams Communications Group, Inc.  (1)                                 2,853,107       12.896      .16
Shandong International Power Development Co. Ltd., Class H              71,146,000       14.049      .18
Other equity securities in initial period of                                            320.103     4.04
 acquisition


TOTAL EQUITY SECURITIES                                                               5,271.672    66.53
   (cost: $4,070.967 million)



                                                                                        Market  Percent
                                                                        Principal        Value   of Net
BONDS & NOTES                                                              Amount   (Millions)   Assets

CORPORATE, MORTGAGE- & ASSET-BACKED SECURITIES
Airplanes Pass Through Trust, pass-through                              12,366,078       12.263
 certificates, Series 1, Class B, 5.773%
 2019 /3/ /4/
Airplanes Pass Through Trust, pass-through                               5,154,273        4.952      .22
 certificates, Series 1, Class C, 8.15% 2019 /4/
Allegiance Corp. 7.80% 2016                                              3,000,000        3.079      .04
Atlas Air, Inc., Pass Through Trust,                                     8,530,829        8.527
 Series 1998-1, Class A, 7.38% 2019 /4/
Atlas Air, Inc., Pass Through Trust, Series                              4,648,814        4.597      .17
 1998-1, Class B, 7.68% 2014 /4/
AT&T Wireless Services, Inc. 7.35%-8.75%                                15,000,000       15.125      .19
 2006-2031 /2/
Bear Stearns Commercial Mortgage Securities                             27,675,998       28.605      .36
 Inc., pass-through certificates, Series
 1999-WF2, Class A-1, 6.80% 2031 /4/
BHP Finance Ltd. 6.69% 2006                                              6,480,000        6.627      .08
Capital One Bank 6.875%-8.25% 2005-2006                                 10,000,000       10.207      .13
CenturyTel, Inc., Series H, 8.375% 2010                                  8,000,000        8.380      .11
Chase Commercial Mortgage Securities Corp.,                              9,570,556       10.181      .13
 pass-through certificates, Series 2000-1,
 Class A-1, 7.656% 2032 /4/
Clear Channel Communications, Inc. 6.625% 2008                           8,245,000        7.979      .10
Coast-to-Coast Motor Vehicle Owner Trust,                               10,300,000       10.622      .13
 Series 2000-A, Class A-4, 7.33% 2006 /2/ /4/
Columbia/HCA Healthcare Corp. 6.87%-6.91%                                9,925,000        9.750      .12
 2003-2005
Comcast Cable Communications, Inc. 6.20%-8.875%                          2,900,000        2.938      .04
 2008-2017
Container Corp. of America 9.75% 2003                                    3,500,000        3.561      .04
Continental Airlines, Inc., pass-through                                 2,319,178        2.381
 certificates, Series 1997-1, Class C,
 7.42% 2007 /3/ /4/
Continental Airlines, Inc., pass-through                                 4,587,352        4.608
 certificates, Series 1997-4, Class A,
 6.90% 2018 /4/
Continental Airlines, Inc., pass-through                                 5,491,520        5.913
 certificates, Series 2000-1, Class B, 8.388%
 2020 /4/
Continental Airlines, Inc., pass-through                                 1,000,000         .972      .18
 certificates, Series 2001-1, Class B,
 7.373% 2015 /4/
Continental Auto Receivables Owner Trust,                                8,250,000        8.566      .11
 Series 2000-A, Class A4, 7.42% 2004 /2/ /4/
Cox Radio, Inc. 6.375%-6.625% 2005-2006                                 10,500,000       10.511      .13
CS First Boston Mortgage Securities Corp.,                               6,550,000        6.544      .08
 pass-through certificates, Series 1998-C1,
 Class C, 6.78% 2040 /4/
Delhaize America, Inc. 8.125% 2011 /2/                                   2,700,000        2.761      .03
Delphi Automotive Systems Corp. 6.125% 2004                              5,000,000        4.959      .06
Delta Air Lines, Inc. 1991 Equipment                                     2,000,000        2.034      .03
 Certificates Trust, Series K, 10.00% 2014 /2/
Deutsche Telekom International Finance BV                                5,000,000        5.178      .07
 7.75% 2005
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                          2,145,246        2.160      .03
 Class A-6, 6.95% 2015 /4/
Ford Motor Credit Co. 7.375%-7.50% 2005-2011                            16,250,000       16.871      .21
Fox/Liberty Networks, LLC, FLN Finance,                                  7,000,000        7.280      .09
 Inc. 8.875% 2007
France Telecom 7.20% 2006 /2/                                            8,000,000        8.146      .10
GMAC Commercial Mortgage Securities, Inc.,                              14,595,000       14.479      .18
 pass-through certificates, Series 1998-C1,
 Class D, 6.974% 2030 /4/
Hasbro, Inc. 7.95% 2003                                                 10,000,000        9.500      .12
Household Finance Corp. 7.875% 2007                                     10,000,000       10.740      .14
HSBC Capital Funding LP, Series 1, 9.547%                                5,000,000        5.646      .07
 noncumulative preferred (undated) /2/ /3/
J.P. Morgan Commercial Mortgage Finance Corp.,                           5,000,000        5.098      .06
 Series 1995-C1, Class A-2, 7.342% 2010 /3/ /4/
Jet Equipment Trust, Series 1995-B, Class C,                             5,000,000        4.971      .06
 9.71% 2015 /2/
Kellogg Co. 6.60%-7.45% 2011-2031 /2/                                    3,200,000        3.102      .04
Liberty Media Corp. 7.875% 2009                                         12,000,000       11.641      .15
McDermott Inc. 9.375% 2002                                               6,000,000        4.860      .06
Metris Master Trust, Series 2000-1, Class C,                            11,000,000       10.770      .14
 6.45% 2008 /2/ /3/ /4/
MGM Mirage, Inc. 8.50% 2010                                              5,000,000        5.167      .06
Midland Cogeneration Venture LP, Secured Lease                           1,196,692        1.228      .02
 Obligation Bonds, Series C-91, 10.33% 2002 /4/
MMCA Auto Owner Trust, Series 2000-2, Class B                            8,000,000        8.385      .11
 Asset Backed Notes, 7.42% 2005 /4/
Money Store Residential Trust 1997-1, Class M-1,                        15,000,000       15.321      .19
 7.085% 2016 /4/
Morgan Stanley Aircraft Finance 6.073%                                   9,994,000        9.994      .13
 2025 /3/ /4/
Motorola, Inc. 6.75%-7.625% 2006-2010                                    9,900,000        9.331      .12
Nabisco, Inc. 6.375% 2035 /3/                                           10,020,000        9.929      .13
Nisource Finance Corp. 7.625% 2005                                       8,000,000        8.370      .11
NPF XII, Inc. Health Care Receivables                                    3,000,000        2.997      .04
 Securitization Program, Series 2001-1,
 Class A,  5.629% 2004 /2/ /3/ /4/
PanAmSat Corp. 6.00% 2003                                                5,000,000        4.969      .06
Pegasus Aviation Lease Securitization, Series                            9,346,062        9.331
 2000-1, Class A-1, 5.675% 2015 /2/ /3/ /4/
Pegasus Aviation Lease Securitization, Series                            1,000,000        1.029
 2000-1, Class A-2, 8.37% 2030 /2/ /4/
Pegasus Aviation Lease Securitization, Series                            4,000,000        3.902      .18
 2001-1A, Class B-2, 7.27% 2031 /2/ /4/
Petroleum Geo-Services ASA 7.50% 2007                                    3,000,000        2.885      .04
Prestige Auto Receivables Trust, Series 2001-1A,                         7,000,000        6.987      .09
 Class A,  5.26% 2009 /2/ /4/
Providian Master Trust, Series 2000-3,                                   5,000,000        5.147      .06
 Class C, 7.60% 2007 /2/ /4/
Raytheon Co. 8.30% 2010                                                  7,000,000        7.422      .09
Royal Caribbean Cruises Ltd. 7.25%-8.75%                                 7,000,000        6.743      .07
 2006-2011
SBC Communications Inc. 5.75% 2006                                       5,000,000        4.952      .06
Security National Mortgage Loan Trust,                                   6,800,000        6.976      .09
 Series 2000-1, Class A-2, 8.75% 2024 /2/ /4/
SocGen Real Estate Co. LLC, Series A, 7.64%                              8,000,000        7.744      .10
 (undated) /2/ /3/
Starwood Asset Receivables Trust, Series 2000-1,                        10,000,000       10.019      .13
 Class D, 6.50% 2022 /2/ /3/ /4/
Structured Asset Securities Corp.,                                       9,885,825       10.457      .13
 Series 1998-RF2, Class A, 8.538%
 2027 /2/ /3/ /4/
TRW Inc. 8.75% 2006                                                     10,000,000       10.693      .13
UnumProvident Corp. 7.625% 2011                                          7,000,000        7.067      .09
USA Waste Services, Inc. 6.125% 2011 /3/                                 5,725,000        5.723
USA Waste Services, Inc. 7.00% 2028                                      1,000,000         .877
WMX Technologies, Inc. 6.375%-7.10% 2003-2026                           12,749,000       12.877      .25
Vodafone AirTouch PLC 7.625%-7.75% 2005-2010                            10,000,000       10.594      .13
WCG Note Trust 8.25% 2004 /2/                                           33,000,000       32.621      .41
World Omni Master Owner Trust, Series 2000-1,                            6,000,000        6.000      .08
 Class B, 5.473% 2005 /3/ /4/
                                                                                        562.821     7.10

U.S. TREASURIES
 6.50% May 2001                                                          3,000,000        3.005      .04
 8.00% May 2001                                                          6,000,000        6.007      .08
 7.50% November 2001                                                   100,000,000      101.797     1.29
 6.50% May 2002                                                        100,000,000      102.516     1.29
 6.375% August 2002                                                      3,435,000        3.529      .04
 10.75% May 2003                                                       150,000,000      168.234     2.12
 5.875% February 2004                                                   12,285,000       12.698      .16
 12.375% May 2004                                                           80,000         .097      .00
 6.50% May 2005                                                          7,500,000        7.954      .10
 3.625% January 2007  /5/                                               16,644,000       16.917      .21
 8.375% August 2008                                                     43,000,000       46.501      .59
 8.75% November 2008                                                   100,000,000      109.469     1.38
 Strip Principal 0% 2013                                                 2,940,000        1.485      .02
 6.375% August 2027                                                      9,000,000        9.540      .12
                                                                                        589.749     7.44

GOVERNMENTS & GOVERNMENTAL AUTHORITIES
Canadian Government 7.00% September 2001                              C$ 40000000        26.224      .33
Corporacion Andina de Fomento 7.75%                                      5,600,000        5.750      .08
 March 2004
Fannie Mae 7.00% February 2030 /4/                                      11,155,624       11.243      .14
Government National Mortgage Assn.:
 8.00% September 2030 /4/                                                3,655,146        3.780
 7.00% January 2031 /4/                                                  2,493,175        2.519      .08
                                                                                         49.516      .63

TOTAL BONDS AND NOTES                                                                 1,202.086    15.17
   (cost: $1,181.940 million)



                                                                                        Market  Percent
                                                                        Principal        Value   of Net
SHORT-TERM SECURITIES                                                      Amount   (Millions)   Assets

CORPORATE SHORT-TERM NOTES
Alcoa Inc. 4.68%-4.78% due 6/11-6/18/2001                               55,000,000       54.680      .69
American Express Credit Corp. 4.33%-5.00%                               50,500,000       50.404      .64
 due 5/11-5/23/2001
Bank of America Corp. 4.58%-5.22% due                                   65,000,000       64.682      .82
 5/8-7/13/2001
CIT Group, Inc. 4.77%-5.02% due 5/1-6/5/2001                            45,000,000       44.947      .57
Corporate Asset Funding Co. Inc. 4.25%-4.70%                            50,000,000       49.647      .63
 due 6/25-7/2/2001 /2/
E.I. du Pont de Nemours and Co. 4.88%-5.00%                             45,000,000       44.948      .57
 due 5/4-5/14/2001
E.W. Scripps Co. 4.23%-4.24% due 7/19/2001 /2/                          50,000,000       49.530      .62
Ford Motor Credit Co. 4.73% due 5/17/2001                               47,900,000       47.793      .60
General Motors Acceptance Corp. 4.76%                                   50,000,000       49.709      .63
 due 6/13/2001
Hewlett-Packard Co. 4.53%-4.75% due                                     45,000,000       44.720      .56
 5/30-7/6/2001 /2/
Household Finance Corp. 4.65% due 6/28/2001                             38,500,000       38.206      .48
J.P. Morgan Chase & Co. 4.96% due 5/18/2001                             50,000,000       49.876      .63
Marsh & McLennan Companies, Inc. 4.65%                                  50,000,000       49.563      .63
 due 7/13/2001 /2/
Merck & Co., Inc. 4.32%-4.92% due 5/7-5/29/2001                         60,000,000       59.842      .75
Minnesota Mining and Manufacturing Co. 4.29%                            40,000,000       39.814      .50
 due 6/8/2001
SBC Communications Inc. 4.66%-5.20% due                                 40,000,000       39.877      .50
 5/10-6/7/2001 /2/
Target Corp. 4.91%-4.92% due 5/21-5/22/2001                             50,000,000       49.851      .63
Verizon Network Funding Corp. 4.88%-4.93%                               55,000,000       54.873      .69
 due 5/9-5/25/2001
                                                                                        882.962    11.14

FEDERAL AGENCY DISCOUNT NOTES
Fannie Mae 4.06%-5.20% due 5/2-8/24/2001                               168,300,000      167.583     2.12
Federal Home Loan Banks 4.23%-4.95% due                                105,484,000      104.948     1.32
 5/9-7/6/2001
Freddie Mac 4.16%-5.16% due 5/10-7/12/2001                             283,270,000      281.804     3.56
                                                                                        554.335     7.00


TOTAL SHORT-TERM SECURITIES                                                           1,437.297    18.14
   (cost: $1,437.045 million)


TOTAL INVESTMENT SECURITIES                                                           7,911.055    99.84
   (cost: $6,689.952 million)
Excess of cash and receivables over payables                                             12.243      .16

NET ASSET                                                                             7,923.298   100.00

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to public may require registration.
/3/ Coupon rate may change periodically.
/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/5/ Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

Securities added to the portfolio since October 31, 2000

Alliance & Leicester
Allied Irish Banks
AT&T Broadband
Duke Energy
Imperial Tobacco
Kerry Properties
Michael Page International
M-real
Worthington Industries


Securities eliminated from the portfolio since October 31, 2000

Cendant
Crown Cork & Seal
De Beers Consolidated Mines
Devro
DPL
Iluka Resources
Koninklijke KPN
Nabisco Group Holdings
Phillips Petroleum
Radiometer A/S
RPM
Seagram
Sky City
Telecom Argentina STET-France Telecom
Telecom Italia
Thames Water
Time Warner
Tomkins
Ultramar Diamond Shamrock
Wilmington Trust


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                           Unaudited
at April 30, 2001                                                          (dollars in  millions)

Assets:
Investment securities at market
 (cost: $6,689.952)                                                                          $7,911.055
Cash                                                                                               .552
Receivables for -
 Sales of investments                                                           25.206
 Sales of fund's shares                                                         12.499
 Dividends and interest                                                         47.298
 Other                                                                            .003           85.006
                                                                                              7,996.613
Liabilities:
Payables for -
 Purchases of investments                                                       19.482
 Repurchases of fund's shares                                                    4.487
 Dividends on fund's shares                                                     43.588
 Management services                                                             1.985
 Other expenses                                                                  3.773           73.315
Net Assets at April 30, 2001:                                                                $7,923.298

 Total authorized capital stock -
 400,000,000 shares
 Class A shares, $.01 par value:
  Net assets                                                                                 $7,861.222
  Shares outstanding                                                                        174,853,886
  Net asset value per share                                                                      $44.96
 Class B shares, $.01 par value:
  Net assets                                                                                    $53.336
  Shares outstanding                                                                          1,186,344
  Net asset value per share                                                                      $44.96
 Class C shares, $.01 par value:
  Net assets                                                                                     $7.473
  Shares outstanding                                                                            166,227
  Net asset value per share                                                                      $44.96
 Class F shares, $.01 par value:
  Net assets                                                                                     $1.267
  Shares outstanding                                                                             28,183
  Net asset value per share                                                                      $44.96

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                                                       Unaudited
for the six months ended April 30, 2001                                    (dollars in  millions)
Investment Income:
Income:
 Dividends                                                                    $118.541
 Interest                                                                       88.534         $207.075
Expenses:
 Management services fee                                                        12.871
 Distribution expenses - Class A                                                 9.091
 Distribution expenses - Class B                                                  .160
 Distribution expenses - Class C                                                  .004
 Transfer agent fees - Class A                                                   2.357
 Transfer agent fees - Class B                                                    .011
 Administrative service fees - Class C                                            .004
 Administrative service fees - Class F                                            .001
 Reports to shareholders                                                          .188
 Registration statement and prospectus                                            .172
 Postage, stationery and supplies                                                 .419
 Directors' fees                                                                  .080
 Auditing and legal fees                                                          .057
 Custodian fee                                                                    .397
 Taxes other than federal income tax                                              .094
 Other expenses                                                                   .026           25.932
 Net investment income                                                                          181.143

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                               327.239
Net unrealized appreciation on investments                                                       50.734
 Net realized gain and unrealized
  appreciation on investments                                                                   377.973
Net Increase in Net Assets Resulting
 from Operations                                                                               $559.116


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                                         (dollars in  millions)

                                                                            Six Months       Year Ended
                                                                       Ended April 30,      October 31,
                                                                                 2001*              2000
Operations:
Net investment income                                                         $181.143         $359.132
Net realized gain on investments                                               327.239          236.081
Net unrealized appreciation (depreciation)                                      50.734         (232.473)
 on investments
 Net increase in net assets
  resulting from operations                                                    559.116          362.740
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                      (176.574)        (344.133)
 Class B                                                                         (.619)           (.210)
 Class C                                                                         (.014)               -
 Class F                                                                         (.002)               -
Distributions from net realized gain on
 investments:
 Class A                                                                      (157.098)        (294.288)
 Class B                                                                         (.475)               -
  Total dividends and distributions                                           (334.782)        (638.631)

Capital Share Transactions:
Proceeds from shares sold                                                      466.978          529.464
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on                                         293.882          580.245
 investments
Cost of shares repurchased                                                    (448.380)      (2,220.107)
 Net increase (decrease) in net assets
  resulting from capital share transactions                                    312.480       (1,110.398)
Total Increase (Decrease) in Net Assets                                        536.814       (1,386.289)

Net Assets:
Beginning of period                                                          7,386.484        8,772.773
End of period (including
 undistributed net investment
 income: $22.094 and $18.160,
 respectively)                                                              $7,923.298       $7,386.484

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital Income Builder, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend together with a current yield which exceeds that paid by U.S. stocks generally.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition. The fund does not amortize premiums on fixed-income securities.

On November 1, 2001, the fund will begin amortizing market discount and premium daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in only immaterial changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended April 30, 2001, non-U.S. taxes paid were $4,771,000.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $232,000 for the six months ended April 30, 2001.


3.  FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of April 30, 2001, the cost of investment securities for federal income tax reporting purposes was $6,689,078,000. Net unrealized appreciation on investments aggregated $1,221,977,000; $1,334,765,000 related to appreciated securities and $112,788,000 related to depreciated securities. For the six months ended April 30, 2001, the fund realized, on a tax basis, a net capital gain of $327,978,000 on securities transactions. Net losses, related to non-U.S. currency and other transactions, of $739,000 are treated as an adjustment to ordinary income for federal income tax purposes.


4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $12,871,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.240% per annum of the first $1 billion of net assets decreasing to 0.150% of such assets in excess of $8 billion. The agreement also provides for monthly fees, accrued daily, of 3% of the fund's monthly gross investment income. For the six months ended April 30, 2001, the management services fee was equivalent to an annualized rate of 0.341% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended April 30, 2001, aggregate distribution expenses were $9,091,000, or 0.24% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended April 30, 2001, aggregate distribution expenses were $160,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended April 30, 2001, aggregate distribution expenses were $4,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended April 30, 2001, aggregate distribution expenses were $100, or 0.25% of average daily net assets attributable to Class F shares.

As of April 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $2,907,000.

AFD received $1,395,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended April 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $2,368,000 was incurred during the six months ended April 30, 2001, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the fund. As of April 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $362,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended April 30, 2001, total fees under the agreement were $5,000. As of April 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of April 30, 2001, the cumulative amount of these liabilities was $372,000. Directors' fees during the six months ended April 30, 2001 were $80,000, comprised of $71,000 in current fees (either paid in cash or deferred), and $9,000, representing the net increase in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,227,599,000 and $1,605,754,000, respectively, during the six months ended April 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended April 30, 2001, the custodian fee of $397,000 includes $78,000 that was paid by these credits rather than in cash.

As of April 30, 2001, net assets consisted of the following:

Capital paid in on shares of capital stock                     $6,371,265,000
Undistributed net investment income                                22,094,000
Accumulated net realized gain                                     308,977,000
Net unrealized appreciation                                     1,220,962,000
Net assets                                                     $7,923,298,000

Capital share transactions in the fund were as follows:

                                                                  Six months ended     Six months ended
                                                                         April 30,            April 30,
                                                                               2001                 2001
                                                                 Amount (millions)               Shares
Class A Shares:
  Sold                                                                    $423.920            9,577,756
  Reinvestment of dividends and distributions                              293.043            6,778,585
  Repurchased                                                             (446.854)         (10,136,090)
   Net increase (decrease) in Class A                                      270.109            6,220,251
Class B Shares: /1/
  Sold                                                                      34.393              776,213
  Reinvestment of dividends and distributions                                 .839               19,378
  Repurchased                                                               (1.446)             (32,733)
   Net increase in Class B                                                  33.786              762,858
Class C Shares: /2/
  Sold                                                                       7.402              167,643
  Reinvestment of dividends and distributions                                  -                    -
  Repurchased                                                                (.063)              (1,416)
   Net increase in Class C                                                   7.339              166,227
Class F Shares: /2/
  Sold                                                                       1.263               28,583
  Reinvestment of dividends and distributions                                  -                    -
  Repurchased                                                                (.017)                (400)
   Net increase in Class F                                                   1.246               28,183
Total net increase (decrease) in fund                                     $312.480            7,177,519



                                                                        Year ended           Year ended
                                                                       October 31,          October 31,
                                                                               2000                 2000
                                                                 Amount (millions)               Shares
Class A Shares:
  Sold                                                                    $511.386           12,051,067
  Reinvestment of dividends and distributions                              580.132           13,874,734
  Repurchased                                                           (2,219.953)         (52,677,443)
   Net increase (decrease) in Class A                                   (1,128.435)         (26,751,642)
Class B Shares: /1/
  Sold                                                                      18.078              424,465
  Reinvestment of dividends and distributions                                 .113                2,630
  Repurchased                                                                (.154)              (3,609)
   Net increase in Class B                                                  18.037              423,486
Class C Shares: /2/
  Sold                                                                         -                    -
  Reinvestment of dividends and distributions                                  -                    -
  Repurchased                                                                  -                    -
   Net increase in Class C                                                     -                    -
Class F Shares: /2/
  Sold                                                                         -                    -
  Reinvestment of dividends and distributions                                  -                    -
  Repurchased                                                                  -                    -
   Net increase in Class F                                                     -                    -
Total net increase (decrease) in fund                                  $(1,110.398)         (26,328,156)


/1/ Class B shares were not offered before
    March 15, 2000.
/2/ Class C and Class F shares were not
    offered before March 15, 2001.


Per-Share Data and Ratios
                                                                    Class A
                                                                 Six months         Class A      Class A
                                                                      ended      Year ended   Year ended
                                                                  April 30,      October 31   October 31
                                                               2001 /1/,/2/             2000         1999
Net Asset Value, Beginning of Period                                 $43.69          $44.90       $48.40

Income from Investment Operations:
 Net investment income                                             1.05 /3/        1.99 /3/         1.93

 Net gains (losses) on securities (both                            2.19 /3/        0.26 /3/         (.70)
 realized and unrealized)

  Total from investment operations                                     3.24            2.25         1.23

Less Distributions:
 Dividends (from net investment income)                               (1.03)          (1.92)       (1.92)

 Distributions (from capital gains)                                    (.94)          (1.54)       (2.81)

  Total distributions                                                 (1.97)          (3.46)       (4.73)

Net Asset Value, End of Period                                       $44.96          $43.69       $44.90

Total Return /4/                                                       7.62%           5.55%        2.53%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $7,861          $7,368       $8,773

 Ratio of expenses to average net assets                           .68% /5/             .67%         .64%

 Ratio of net income to average net assets                        4.80% /5/            4.67%        4.15%


                                                                    Class A         Class A      Class A
                                                                 Year ended      Year ended   Year ended
                                                                 October 31      October 31   October 31
                                                                        1998            1997         1996
Net Asset Value, Beginning of Period                                 $46.14          $39.70       $36.27

Income from Investment Operations:
 Net investment income                                                 2.09            1.74         1.95

 Net gains (losses) on securities (both                                3.87            7.20         3.92
 realized and unrealized)

  Total from investment operations                                     5.96            8.94         5.87

Less Distributions:
 Dividends (from net investment income)                               (2.09)          (1.77)       (1.94)

 Distributions (from capital gains)                                   (1.61)           (.73)        (.50)

  Total distributions                                                 (3.70)          (2.50)       (2.44)

Net Asset Value, End of Period                                       $48.40          $46.14       $39.70

Total Return /4/                                                      13.33%          23.16%       16.76%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $8,747          $7,301       $5,418

 Ratio of expenses to average net assets                                .64%            .65%         .71%

 Ratio of net income to average net assets                             4.35%           4.04%        5.19%



                                                                    Class B
                                                                 Six months         Class B
                                                                      ended     March 15 to
                                                                 April 30,      October 31,
                                                               2001 /1/,/2/        2000 /1/
Net Asset Value, Beginning of Period                                 $43.69          $40.33

Income from Investment Operations:
 Net investment income /3/                                              .88             .96

 Net gains on securities (both                                         2.19            3.44
realized and unrealized) /3/

  Total from investment operations                                     3.07            4.40

Less Distributions:
 Dividends (from net investment income)                                (.86)          (1.04)

 Distributions (from capital gains)                                    (.94)              -

  Total distributions                                                 (1.80)          (1.04)

Net Asset Value, End of Period                                       $44.96          $43.69

Total Return /4/                                                       7.22%          10.97%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                $53             $18

 Ratio of expenses to average net assets                          1.45% /5/       1.44% /5/

 Ratio of net income to average net assets                        3.99% /5/       3.90% /5/


                                                                    Class C         Class F
                                                                March 15 to     March 15 to
                                                                  April 30,       April 30,
                                                               2001 /1/,/2/    2001 /1/,/2/
Net Asset Value, Beginning of Period                                 $44.15          $44.15

Income from Investment Operations:
 Net investment income /3/                                              .13             .14

 Net gains on securities (both                                          .88             .88
realized and unrealized) /3/

  Total from investment operations                                     1.01            1.02

Less Distributions:
 Dividends (from net investment income)                                (.20)           (.21)

 Distributions (from capital gains)                                       -               -

  Total distributions                                                  (.20)           (.21)

Net Asset Value, End of Period                                       $44.96          $44.96

Total Return /4/                                                       2.28%           2.31%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                 $8              $1

 Ratio of expenses to average net assets                                .29%            .22%

 Ratio of net income to average net assets                              .33%            .38%



Supplemental Data - All Classes                                  Six months
                                                                      ended      Year ended   Year ended
                                                                  April 30,      October 31   October 31
                                                               2001 /1/,/2/             2000         1999
Portfolio turnover rate                                               19.78%          41.37%       20.56%


                                                                 Year ended      Year ended   Year ended
                                                                 October 31      October 31   October 31
                                                                        1998            1997         1996
Portfolio turnover rate                                               24.38%          27.65%       27.56%


1) Based on operations for the
   period shown and, accordingly, not
   representative of a full year.
2) Unaudited.
3) Based on average shares outstanding.
4) Total returns exclude all sales charges, including contingent deferred sales charges.
5) Annualized.

Share Results: Class B, Class C and Class F

Average annual compound returns for periods ended March 31, 2001
   (the most recent calendar quarter):

                                    12 Months      Life of Class*
Class B Shares
 Reflecting applicable contingent
 deferred sales charge (CDSC),
 maximum of 5%, payable only if
 shares are sold                      +6.55%         +11.62%

 Not reflecting CDSC                  +11.55%         +15.43%

Class C and Class F Shares
 Results reflecting CDSC for these shares are not shown because of the brief time between their introduction on March 15, 2001 and the end of the period.

*From March 15, 2000, when B shares first became available.


[The American Funds Group/r/]

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
AMERICAN FUNDS SERVICE COMPANY
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are several ways to invest in Capital Income Builder. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA DD/CG/5094
Lit. No. CIB-013-0601